Net loss per share	6 Months Ended
Jun. 30, 2025
Net loss attributable to the Cheche’s ordinary shareholders per share
Net loss per share

16. Net loss per share

For the six months ended June 30, 2024 and 2025, the Company had potential ordinary shares, including restricted shares and share options granted. As the Group incurred losses for the six months ended June 30, 2024 and 2025, these restricted shares and shares options granted were anti-dilutive and excluded from the calculation of diluted net loss per share of the Company.

CHECHE GROUP INC.

NOTES TO UNAUDITED INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(CONTINUED)

(All amounts in thousands, except for share and per share data)

16. Net loss per share (Continued)

The following table sets forth the computation of basic and diluted net loss per share for the six months ended June 30, 2024 and 2025:

	For the six months ended June 30,
	2024	2025
Numerator:
Net loss	(54,872)	(25,568)
Net loss attributable to Cheche’s ordinary shareholders	(54,872)	(25,568)
Denominator:
Weighted average number of ordinary shares outstanding, basic	76,264,603	82,188,728
Weighted average number of ordinary shares outstanding, diluted*	76,264,603	82,188,728
Basic net loss per share attributable to Cheche’s ordinary shareholders	(0.72)	(0.31)
Diluted net loss per share attributable to Cheche’s ordinary shareholders	(0.72)	(0.31)

*	For the six months ended June 30, 2024 and 2025, the Company had potential ordinary shares, including restricted shares and share options. On a weighted average basis, 253,199 and 81,280 restricted shares, and 766,667 and 1,534,947 share options were excluded from the computation of diluted net loss per ordinary share because including them would have had an anti-dilutive effect for the six months ended June 30, 2024 and 2025, respectively.